Vessels, net, Summary (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Accumulated Depreciation [Abstract]
Depreciation	$ (2,089)	$ (2,089)
Net Book Value [Abstract]
Beginning balance	106,189
Depreciation	(2,089)	$ (2,089)
Ending balance	135,461
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	126,646
Ending balance	126,646
Accumulated Depreciation [Abstract]
Beginning balance	(20,457)
Depreciation	(2,089)
Ending balance	(22,546)
Net Book Value [Abstract]
Beginning balance	106,189
Depreciation	(2,089)
Ending balance	$ 104,100